Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AAMA Equity Fund | AAMA Equity Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	17.35%	16.39%	17.32%	(14.13%)	22.58%	12.70%	24.62%	(4.58%)
AAMA Income Fund | AAMA Income Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	3.94%	3.48%	3.84%	(6.26%)	(1.37%)	2.24%	2.47%	0.89%